UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21682

Sterling Capital Variable Insurance Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor

                                 Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Variable Insurance Funds

434 Fayetteville Street, 5th Floor

                Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Sterling Capital Variable Insurance Funds

Table of Contents

Sterling Capital Variable Insurance Funds

    Summary of Portfolio Holdings (Unaudited)

    June 30, 2014

Each Sterling CapitalVariable Insurance Fund’s portfolio composition at June 30, 2014 was as follows:

Sterling Capital Equity Income VIF	Percentage of net assets
Consumer Discretionary	15.4%
Consumer Staples	16.3%
Energy	15.8%
Financials	7.6%
Health Care	20.3%
Industrials	3.9%
Information Technology	10.1%
Telecommunication Services	3.8%
Money Market Fund	7.3%

100.5%

Sterling Capital Special Opportunities VIF
Consumer Discretionary	18.6%
Consumer Staples	3.4%
Energy	10.6%
Financials	8.4%
Health Care	17.3%
Industrials	8.7%
Information Technology	32.0%
Money Market Fund	1.6%

100.6%

Sterling Capital Total Return Bond VIF
Asset Backed Securities	7.1%
Collateralized Mortgage Obligations	9.3%
Commercial Mortgage-Backed Securities	18.5%
Corporate Bonds	39.4%
Foreign Government Bonds	1.2%
Mortgage-Backed Securities	10.5%
Municipal Bonds	9.2%
Preferred Stocks	1.5%
U.S. Treasury Bonds	1.0%
U.S. Treasury Notes	0.9%
Money Market Fund	0.5%

99.1%

Sterling Capital Variable Insurance Funds

Expense Example (Unaudited)

June 30, 2014

As a shareholder of the Sterling Capital Variable Insurance Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Sterling Capital Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 through June 30, 2014.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Expense Ratio During Period 1/1/14 - 6/30/14
Sterling Capital Equity Income VIF	$1,000.00	$1,045.80	$6.04	1.19%
Sterling Capital Special Opportunities VIF	1,000.00	1,133.80	6.93	1.31%
Sterling Capital Total Return Bond VIF	1,000.00	1,042.20	6.28	1.24%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181 (the number of days in the most recent fiscal half-year) divided by 365 (the number of days in the fiscal year). Expenses shown do not include annuity contract fees.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Sterling Capital Variable Insurance Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expenses Paid During Period 1/1/14 - 6/30/14*	Expense Ratio During Period 1/1/14 - 6/30/14
Sterling Capital Equity Income VIF	$1,000.00	$1,018.89	$5.96	1.19%
Sterling Capital Special Opportunities VIF	1,000.00	1,018.30	6.56	1.31%
Sterling Capital Total Return Bond VIF	1,000.00	1,018.65	6.21	1.24%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181 (the number of days in the most recent fiscal half-year) divided by 365 (the number of days in the fiscal year). Expenses shown do not include annuity contract fees.

Sterling Capital Equity Income VIF

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 93.2%

	Consumer Discretionary — 15.4%
13,999	Mattel, Inc.	$ 545,540
6,130	McDonald’s Corp.	617,536
5,700	Omnicom Group, Inc.	405,954
24,220	Pearson PLC, ADR	479,798
3,600	Time Warner Cable, Inc.	530,280

		2,579,108

	Consumer Staples — 16.3%
9,800	Coca-Cola Co. (The)	415,128
10,595	General Mills, Inc.	556,661
7,570	PepsiCo, Inc.	676,304
5,080	Philip Morris International, Inc.	428,295
14,385	Unilever PLC, ADR	651,784

		2,728,172

	Energy — 15.8%
5,000	Chevron Corp.	652,750
11,815	Ensco PLC, Class A	656,560
18,090	Kinder Morgan, Inc.	655,943
6,660	Occidental Petroleum Corp.	683,516

		2,648,769

	Financials — 7.6%
12,000	MetLife, Inc.	666,720
6,445	Travelers Cos., Inc. (The)	606,281

		1,273,001

	Health Care — 20.3%
9,635	Abbott Laboratories	394,072
6,630	AbbVie, Inc.	374,197
8,980	Baxter International, Inc.	649,254
7,800	Novartis AG, ADR	706,134
18,260	Pfizer, Inc.	541,957

Shares		Fair Value
COMMON STOCKS — (continued)

	Health Care — (continued)
6,800	WellPoint, Inc.	$731,748

		3,397,362

	Industrials — 3.9%
6,275	United Parcel Service, Inc., Class B	644,191

	Information Technology — 10.1%
18,000	Maxim Integrated Products, Inc.	608,580
9,190	Microsoft Corp.	383,223
8,820	QUALCOMM, Inc.	698,544

		1,690,347

	Telecommunication Services — 3.8%
13,000	Verizon Communications, Inc.	636,090

	Total Common Stocks (Cost $13,473,889)	15,597,040

MONEY MARKET FUND — 7.3%

1,215,188	Federated Treasury Obligations Fund, Institutional Shares	1,215,188

	Total Money Market Fund (Cost $1,215,188)	1,215,188

Total Investments — 100.5% (Cost $14,689,077)		16,812,228
Net Other Assets (Liabilities) — (0.5)%		(86,312)

NET ASSETS — 100.0%		$16,725,916

ADR — American Depositary Receipt

See accompanying Notes to the Financial Statements.

Sterling Capital Special Opportunities VIF

    Schedule of Portfolio Investments

    June 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 99.0%

	Consumer Discretionary — 18.6%
28,000	Comcast Corp., Class A	$1,503,040
23,000	DIRECTV(a)	1,955,230
14,300	Discovery Communications, Inc., Class C(a)	1,038,037
63,000	Ford Motor Co.	1,086,120

		5,582,427

	Consumer Staples — 3.4%
27,000	Mondelez International, Inc.,Class A	1,015,470

	Energy — 10.6%
7,500	Apache Corp.	754,650
15,500	EOG Resources, Inc.	1,811,330
9,000	Halliburton Co.	639,090

		3,205,070

	Financials — 8.4%
8,616	American Campus Communities, Inc., REIT	329,476
14,000	Capital One Financial Corp.	1,156,400
15,500	Och-Ziff Capital Management Group, LLC, Class A	214,365
17,100	Ryman Hospitality Properties, Inc., REIT	823,365

		2,523,606

	Health Care — 17.3%
22,000	Agilent Technologies, Inc.	1,263,680
17,300	HCA Holdings, Inc.(a)	975,374
19,500	Myriad Genetics, Inc.(a)	758,940
21,000	UnitedHealth Group, Inc.	1,716,750
15,000	Zoetis, Inc.	484,050

		5,198,794

	Industrials — 8.7%
15,129	Expeditors International of Washington, Inc.	668,097
24,000	Nielsen NV	1,161,840

Shares		Fair Value
COMMON STOCKS — (continued)

	Industrials — (continued)
13,000	Verisk Analytics, Inc., Class A(a)	$780,260

		2,610,197

	Information Technology — 32.0%
18,000	Akamai Technologies, Inc.(a)	1,099,080
10,360	Apple, Inc.	962,755
19,000	Check Point Software Technologies, Ltd.(a)	1,273,570
65,000	Cisco Systems, Inc.	1,615,250
18,600	Citrix Systems, Inc.(a)	1,163,430
29,500	eBay, Inc.(a)	1,476,770
18,000	Intuit, Inc.	1,449,540
17,000	NCR Corp.(a)	596,530

		9,636,925

	Total Common Stocks (Cost $18,547,440)	29,772,489

MONEY MARKET FUND — 1.6%
491,524	Federated Treasury Obligations Fund, Institutional Shares	491,524

	Total Money Market Fund (Cost $491,524)	491,524

Total Investments — 100.6% (Cost $19,038,964)		30,264,013
Net Other Assets (Liabilities) — (0.6)%		(188,618)

NET ASSETS — 100.0%		$30,075,395

(a)	Represents non-income producing security.

REIT — Real Estate Investment Trust

See accompanying Notes to the Financial Statements.

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments

June 30, 2014 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 7.1%
$ 73,544	Argent Securities, Inc. Pass Through
	Certificates, Series 2005-W3, Class A2D,
	0.492%, 11/25/35(a)	$ 69,463
246,000	Avis Budget Rental Car Funding AESOP, LLC,
	Series 2012-3A, Class A, 2.100%, 3/20/19(b)	248,702
102,000	CarMax Auto Owner Trust, Series 2014-2,
	Class A3, 0.980%, 1/15/19	102,199
102,000	Hyundai Auto Receivables Trust, Series 2014-B,
	Class A3, 0.900%, 12/17/18	102,054
75,544	Long Beach Mortgage Loan Trust,
	Series 2006-WL2, Class 2A3, 0.352%, 1/25/36(a)	71,287
60,774	Park Place Securities, Inc. Pass Through
	Certificates, Series 2005-WHQ1, Class M2,
	0.652%, 3/25/35(a)	60,119
148,609	Securitized Asset Backed Receivables, LLC
	Trust, Series 2005-OP2, Class A2C, 0.472%,
	10/25/35(a)	143,999
71,000	World Omni Auto Receivables Trust,
	Series 2013-A, Class A3, 0.640%, 4/16/18	71,102
28,000	World Omni Auto Receivables Trust,
	Series 2014-A, Class A3, 0.940%, 4/15/19	28,018

	Total Asset Backed Securities
	(Cost $891,880)	896,943

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.3%

49,437	Adjustable Rate Mortgage Trust, Series 2004-5,
	Class 4A1, 4.903%, 4/25/35(a)	49,337
43,302	Banc of America Alternative Loan Trust,
	Series 2004-10, Class 1CB1, 6.000%, 11/25/34	45,027
84,111	Banc of America Funding Trust, Series 2006-2,
	Class 3A1, 6.000%, 3/25/36	84,943
46,813	Countrywide Alternative Loan Trust,
	Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	49,104
24,082	Countrywide Home Loan Mortgage Pass
	Through Trust, Series 2002-38, Class A3,
	5.000%, 2/25/18	24,110
61,380	Freddie Mac, Series 3768, Class V, 4.000%,
	11/15/23	66,380
49,504	Freddie Mac, Series 4323, Class VA, 4.000%,
	3/15/27	53,668
145,586	Freddie Mac, Series 4077, Class PJ, 3.500%,
	11/15/40	152,903
70,686	Freddie Mac, Series 4328, Class KD, 3.000%,
	8/15/43	72,738
51,802	MASTR Alternative Loan Trust, Series 2004-13,
	Class 3A1, 6.500%, 1/25/35	53,863
51,971	PHHMC Trust, Series 2007-6, Class A1,
	5.623%, 12/18/37(a)	52,632
12,815	RAAC Trust, Series 2004-SP3, Class AI5,
	4.890%, 12/25/32(a)	13,113
59,091	RALI Trust, Series 2005-QR1, Class A, 6.000%,
	10/25/34	61,786
38,075	Residential Asset Securitization Trust,
	Series 2004-IP2, Class 4A, 2.487%, 12/25/34(a)	38,071
67,212	Specialty Underwriting & Residential Finance
	Trust, Series 2004-AA1, Class 1A1, 5.000%,
	10/25/34	67,967
94,395	Structured Adjustable Rate Mortgage Loan
	Trust, Series 2004-6, Class 4A1, 2.387%,
	6/25/34(a)	95,740

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$ 14,360	Structured Asset Securities Corp. Trust,
	Series 2005-6, Class 5A1, 5.000%, 5/25/35	$ 14,633
83,111	Wells Fargo Mortgage Backed Securities Trust,
	Series 2004-BB, Class A2, 2.615%,
	1/25/35(a)	84,289
80,831	Wells Fargo Mortgage Backed Securities Trust,
	Series 2005-AR16, Class 6A3, 2.615%,
	10/25/35(a)	81,497
18,196	Wells Fargo Mortgage Backed Securities Trust,
	Series 2007-16, Class 1A1, 6.000%,
	12/28/37	18,805

	Total Collateralized Mortgage Obligations
	(Cost $1,138,238)	1,180,606

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.5%

78,406	Banc of America Commercial Mortgage Trust,
	Series 2006-3, Class A4, 5.889%, 7/10/44(a)	84,559
120,000	Banc of America Commercial Mortgage Trust,
	Series 2006-5, Class A4, 5.414%, 9/10/47	129,204
4,986	Banc of America Commercial Mortgage Trust,
	Series 2007-2, Class A2, 5.634%, 4/10/49(a)	4,999
80,000	Banc of America Commercial Mortgage Trust,
	Series 2007-5, Class A4, 5.492%, 2/10/51	87,239
73,000	Banc of America Merrill Lynch Commercial
	Mortgage, Inc., Series 2005-1, Class AJ,
	5.466%, 11/10/42(a)	75,228
40,000	Banc of America Merrill Lynch Commercial
	Mortgage, Inc., Series 2005-3, Class AM,
	4.727%, 7/10/43	41,052
95,000	Bear Stearns Commercial Mortgage Securities
	Trust, Series 2007-Top26, Class A4, 5.471%,
	1/12/45(a)	104,627
60,000	Bear Stearns Commercial Mortgage Securities
	Trust, Series 2007-PW18, Class A4, 5.700%,
	6/11/50	67,121
150,000	CD Commercial Mortgage Trust,
	Series 2007-CD4, Class A4, 5.322%, 12/11/49	163,191
87,950	COMM Mortgage Trust, Series 2006-C7,
	Class A4, 5.945%, 6/10/46(a)	94,268
89,000	COMM Mortgage Trust, Series 2013-CR11,
	Class A4, 4.258%, 10/10/46	96,231
117,000	Commercial Mortgage Trust, Series 2005-GG5,
	Class AM, 5.277%, 4/10/37(a)	122,639
139,000	Credit Suisse First Boston Mortgage Securities
	Corp., Series 2005-C1, Class AJ, 5.075%,
	2/15/38(a)	141,971
150,618	GMAC Commercial Mortgage Securities, Inc.,
	Series 2006-C1, Class A4, 5.238%,
	11/10/45(a)	156,648
90,000	GS Mortgage Securities Trust,
	Series 2014-GC18, Class A4, 4.074%, 1/10/47	95,600
116,765	JPMorgan Chase Commercial Mortgage
	Securities Trust, Series 2006-CB16, Class A4,
	5.552%, 5/12/45	125,481
148,634	LB-UBS Commercial Mortgage Trust,
	Series 2007-C1, Class A4, 5.424%, 2/15/40	162,264
118,000	Morgan Stanley Capital I Trust,
	Series 2008-T29, Class A4, 6.454%, 1/11/43(a)	135,542
80,000	Morgan Stanley Capital I Trust,
	Series 2006-HQ8, Class AM, 5.647%, 3/12/44(a)	85,272

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

June 30, 2014 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$130,000	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A5, 5.696%, 4/15/49(a)	$ 143,783
42,095	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	42,163
62,058	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	66,113
72,000	WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A5, 4.045%, 3/15/47	75,838
39,000	WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/47	40,915

	Total Commercial Mortgage-Backed Securities (Cost $2,351,822)	2,341,948

CORPORATE BONDS — 39.4%

	Consumer Discretionary — 3.8%
21,000	21st Century Fox America, Inc., 5.400%, 10/1/43	23,431
26,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	37,791
31,000	ERAC USA Finance, LLC, 5.625%, 3/15/42(b)	35,068
29,000	Ford Motor Co., 7.450%, 7/16/31	38,771
47,000	General Motors Financial Co., Inc., 2.750%, 5/15/16	47,705
34,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	34,108
41,000	Lear Corp., 5.375%, 3/15/24	42,127
27,000	NBCUniversal Media, LLC, 5.950%, 4/1/41	33,150
26,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	28,795
37,000	Time Warner Cable, Inc., 4.000%, 9/1/21	39,525
40,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	46,100
29,000	Viacom, Inc., 5.850%, 9/1/43	33,316
33,000	Wyndham Worldwide Corp., 5.625%, 3/1/21	37,193

		477,080

	Consumer Staples — 0.8%
42,000	Altria Group, Inc., 5.375%, 1/31/44	46,004
26,000	CVS Caremark Corp., 6.125%, 9/15/39	32,375
25,000	Lorillard Tobacco Co., 6.875%, 5/1/20	29,709

		108,088

	Energy — 5.9%
30,000	Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	33,150
16,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/24	16,900
33,000	Chesapeake Energy Corp., 3.479%, 4/15/19(a)	33,371
35,000	Continental Resources, Inc., 4.900%, 6/1/44(b)	36,165
32,000	Denbury Resources, Inc., 5.500%, 5/1/22	32,720
24,000	Enable Midstream Partners LP, 5.000%, 5/15/44(b)	24,186
37,000	Energy Transfer Partners LP, 9.000%, 4/15/19	47,283
40,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	47,612
18,000	Hess Corp., 5.600%, 2/15/41	20,930
32,000	Kinder Morgan Energy Partners LP, 5.000%, 3/1/43	31,758
32,000	NuStar Logistics LP, 8.150%, 4/15/18	36,759

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy — (continued)
$33,000	Petrobras International Finance Co., 3.500%, 2/6/17	$ 33,875
46,000	Petrofac, Ltd., 3.400%, 10/10/18(b)	47,751
30,000	Petrohawk Energy Corp., 6.250%, 6/1/19	32,400
27,000	Phillips 66, 5.875%, 5/1/42	32,348
30,000	Plains Exploration & Production Co., 6.500%, 11/15/20	33,488
26,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	28,340
41,000	Schlumberger Investment SA, 3.300%, 9/14/21(b)	42,527
30,000	Shell International Finance BV, 4.550%, 8/12/43	31,599
42,000	Statoil ASA, 4.800%, 11/8/43	46,304
30,000	Western Gas Partners LP, 4.000%, 7/1/22	31,071
20,000	Williams Partners LP, 4.300%, 3/4/24	20,858

		741,395

	Financials — 20.7%
33,000	Ally Financial, Inc., 2.750%, 1/30/17	33,371
94,000	American International Group, Inc., 3.800%, 3/22/17	100,449
31,000	Apollo Management Holdings LP, 4.000%, 5/30/24(b)	31,198
45,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	46,743
39,000	Associates Corp. of North America, 6.950%, 11/1/18	46,576
84,000	Bank of America Corp., MTN, 6.875%, 4/25/18	98,963
35,000	Bank of America Corp., MTN, 5.875%, 2/7/42	41,566
31,000	Bank of America Corp., Series K, 8.000%, 7/29/49(a)	34,309
79,000	Bear Stearns Cos., LLC (The), 5.550%, 1/22/17	87,084
33,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(b)	39,397
32,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(b)	32,606
51,000	CBRE Services, Inc., 6.625%, 10/15/20	54,124
40,000	CIT Group, Inc., 4.250%, 8/15/17	41,725
26,000	Citigroup, Inc., 5.875%, 1/30/42	31,104
46,000	Corrections Corp. of America, REIT, 4.125%, 4/1/20(b)	45,655
45,000	CubeSmart LP, REIT, 4.800%, 7/15/22	48,430
30,000	Duke Realty LP, REIT, 7.375%, 2/15/15	31,232
32,000	Excel Trust LP, REIT, 4.625%, 5/15/24	32,544
7,000	Federal Realty Investment Trust, REIT, 2.750%, 6/1/23	6,702
20,000	First American Financial Corp., 4.300%, 2/1/23	20,054
72,000	General Electric Capital Corp., 5.300%, 2/11/21	81,873
24,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	32,239
41,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	50,016
60,000	Health Care REIT, Inc., 4.950%, 1/15/21	66,646
40,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	39,072
47,000	Healthcare Trust of America Holdings LP, REIT, 3.700%, 4/15/23	45,670
30,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	29,729

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

June 30, 2014 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials — (continued)
$77,000	HSBC Finance Corp., 6.676%, 1/15/21	$ 92,084
28,000	Invesco Finance PLC, 3.125%, 11/30/22	27,772
35,000	Jefferies Group, LLC, 8.500%, 7/15/19	43,750
42,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	42,440
31,000	JPMorgan Chase & Co., Series Q, 5.150%, 12/29/49(a)	29,721
30,000	Liberty Mutual Group, Inc., 7.800%, 3/15/37(b)	35,400
30,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(b)	32,694
29,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	33,291
19,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	30,259
103,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	120,404
92,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	99,432
53,000	National City Corp., 6.875%, 5/15/19	63,299
33,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(a)	32,476
25,000	Nationwide Mutual Insurance Co., 9.375%, 8/15/39(b)	38,909
36,000	Pacific LifeCorp, 5.125%, 1/30/43(b)	37,352
40,000	ProAssurance Corp., 5.300%, 11/15/23	43,485
40,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	49,052
27,000	Prudential Financial, Inc., MTN, Series D, 7.375%, 6/15/19	33,437
32,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	34,943
30,000	Retail Opportunity Investments Partnership LP, REIT, 5.000%, 12/15/23	32,110
37,000	Royal Bank of Canada, GMTN, 2.200%, 7/27/18	37,783
30,000	Royal Bank of Scotland Group PLC, 5.000%, 10/1/14	30,282
17,000	Senior Housing Properties Trust, REIT, 6.750%, 4/15/20	19,640
45,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	60,969
30,000	Sirius International Group, Ltd., 6.375%, 3/20/17(b)	33,179
38,000	SunTrust Banks, Inc., 3.500%, 1/20/17	40,234
26,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	36,061
25,000	Validus Holdings, Ltd., 8.875%, 1/26/40	35,924
70,000	Wachovia Corp., 5.625%, 10/15/16	77,140
37,000	Wachovia Corp., 5.500%, 8/1/35	41,679

		2,614,278

	Health Care — 1.5%
36,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	38,250
42,000	DENTSPLY International, Inc., 2.750%, 8/15/16	43,497
28,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(b)	30,170
28,000	Mylan, Inc., 7.875%, 7/15/20(b)	30,992
42,000	Ventas Realty LP, 5.700%, 9/30/43	49,016

		191,925

	Industrials — 1.9%
24,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	25,785
36,000	CNH Industrial Capital, LLC, 3.875%, 11/1/15	36,720

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Industrials — (continued)
$29,500	Nielsen Finance, LLC/Nielsen Finance Co., 4.500%, 10/1/20	$ 29,721
39,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	39,321
25,000	Textron, Inc., 3.650%, 3/1/21	25,777
30,000	United Rentals North America, Inc., 7.375%, 5/15/20	33,150
35,000	Verisk Analytics, Inc., 5.800%, 5/1/21	39,461
12,000	Worthington Industries, Inc., 4.550%, 4/15/26	12,482

		242,417

	Information Technology — 0.2%
27,000	Altera Corp., 1.750%, 5/15/17	27,301

	Materials — 2.1%
30,000	FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/22(b)	32,175
61,000	Glencore Finance Canada, Ltd., 4.250%, 10/25/22(b)	61,782
36,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	39,600
32,000	LYB International Finance BV, 4.875%, 3/15/44	33,363
32,000	Mosaic Co. (The), 5.450%, 11/15/33	35,857
29,000	Rock-Tenn Co., 4.900%, 3/1/22	31,653
34,000	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	35,275

		269,705

	Telecommunication Services — 1.7%
21,000	British Telecommunications PLC, 9.625%, 12/15/30	33,448
35,000	GTP Acquisition Partners I, LLC, 7.628%, 6/15/16(b)	37,111
26,000	Level 3 Financing, Inc., 9.375%, 4/1/19	28,535
27,000	Telefonica Emisiones SAU, 5.134%, 4/27/20	30,147
64,000	Verizon Communications, Inc., 6.550%, 9/15/43	80,540

		209,781

	Utilities — 0.8%
24,000	CMS Energy Corp., 8.750%, 6/15/19	30,940
33,000	Progress Energy, Inc., 3.150%, 4/1/22	33,098
37,000	PSEG Power, LLC, 2.450%, 11/15/18	37,445

		101,483

	Total Corporate Bonds (Cost $4,765,284)	4,983,453

FOREIGN GOVERNMENT BONDS — 1.2%

	Mexico — 0.9%
32,000	United Mexican States, 5.550%, 1/21/45	36,400
72,000	United Mexican States, MTN, 4.750%, 3/8/44	73,440

		109,840

	Poland — 0.3%
37,000	Republic of Poland, 3.000%, 3/17/23	35,946

	Total Foreign Government Bonds (Cost $129,169)	145,786

MORTGAGE-BACKED SECURITIES — 10.5%

	Fannie Mae — 5.9%
4,707	4.500%, 10/1/18, Pool #752030	4,998
7,976	5.000%, 10/1/25, Pool #255894	8,862

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

June 30, 2014 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Fannie Mae — (continued)
$126,050	4.000%, 6/1/32, Pool #MA1089	$ 135,508
3,169	7.000%, 6/1/35, Pool #255820	3,577
12,467	5.000%, 11/1/35, Pool #842402	13,871
10,421	6.000%, 12/1/36, Pool #902054	11,767
98,846	5.500%, 8/1/37, Pool #995082	111,101
43,710	5.000%, 6/1/40, Pool #AD4927	48,586
40,548	5.000%, 6/1/40, Pool #AD7860	45,105
87,468	4.500%, 5/1/41, Pool #AI1023	94,767
55,173	4.500%, 11/1/41, Pool #AJ4994	59,818
81,510	4.000%, 1/1/42, Pool #AK0685	87,353
117,411	3.500%, 5/1/43, Pool #AB9368	121,049

		746,362

	Freddie Mac — 3.4%
6,586	6.000%, 10/1/19, Pool #G11679	6,914
4,281	5.500%, 10/1/21, Pool #G12425	4,674
16,118	6.500%, 12/1/37, Pool #A69955	18,162
64,324	4.500%, 1/1/40, Pool #A90764	69,651
48,558	3.766%, 7/1/40, Pool #1B4948(a)	50,985
135,088	5.000%, 7/1/40, Pool #A93070	149,632
123,522	4.000%, 11/1/41, Pool #Q04740	131,035

		431,053

	Ginnie Mae — 1.2%
104,894	4.500%, 6/15/39, Pool #701962	114,361
38,538	5.000%, 2/15/40, Pool #737037	42,529

		156,890

	Total Mortgage-Backed Securities (Cost $1,289,827)	1,334,305

MUNICIPAL BONDS — 9.2%

	California — 2.7%
220,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	248,171
65,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	95,599

		343,770

	Colorado — 0.5%
55,000	Colorado Housing & Finance Authority, Unemployment/Welfare Funding Revenue, Taxable, Series B, 1.600%, 5/15/16	56,020

	Connecticut — 0.5%
60,000	State of Connecticut, Public Improvements G.O., Taxable, Series B, 2.551%, 10/15/22	58,465

	District of Columbia — 0.5%
65,000	George Washington University (The), Series 2012, 3.485%, 9/15/22	64,855

	Illinois — 1.0%
130,000	State of Illinois, Public Improvements Revenue, Taxable, 2.931%, 6/15/22	126,632

	New Jersey — 0.3%
40,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series 00, 1.648%, 3/1/18	39,947

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	New York — 2.1%
$100,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	$ 97,512
155,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	172,149

		269,661

	Pennsylvania — 0.5%
70,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	68,519

	Washington — 0.4%
45,000	Port of Vancouver, WA, Refunding G.O., Limited Tax, Taxable, Series B, 2.714%, 12/1/21	44,249

	Wisconsin — 0.7%
90,000	Milwaukee County, WI, Pension Promissory Notes, Refunding G.O., Taxable, Callable 12/1/22 @ 100, 3.862%, 12/1/30	87,983

	Total Municipal Bonds (Cost $1,100,516)	1,160,101

U.S. TREASURY BONDS — 1.0%

135,000	3.125%, 2/15/43	129,959

	Total U.S. Treasury Bonds (Cost $130,169)	129,959

U.S. TREASURY NOTES — 0.9%

115,000	1.750%, 5/31/16	117,911

	Total U.S. Treasury Notes (Cost $117,874)	117,911

Shares
PREFERRED STOCKS — 1.5%

	Financials — 1.0%
2,059	Citigroup Capital XIII, 7.875%	57,034
1,137	Lloyds Banking Group PLC, 7.750%	30,267
1,341	US Bancorp, Series F, 6.500%	37,897

		125,198

	Telecommunication Services — 0.2%
960	Qwest Corp., 7.000%	24,874

	Utilities — 0.3%
1,375	Dominion Resources, Inc., Series A, 8.375%	35,090

	Total Preferred Stocks (Cost $177,891)	185,162

MONEY MARKET FUND — 0.5%

65,211	Federated Treasury Obligations Fund, Institutional Shares	65,211

	Total Money Market Fund (Cost $65,211)	65,211

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

June 30, 2014 (Unaudited)

Fair Value
Total Investments — 99.1% (Cost $12,157,881)	$12,541,385
Net Other Assets (Liabilities) — 0.9%	111,326

NET ASSETS — 100.0%	$12,652,711

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2014. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Financial Statements.

(This page has been left blank intentionally.)

Sterling Capital Variable Insurance Funds

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

	Sterling Capital Equity Income VIF	Sterling Capital Special Opportunities VIF	Sterling Capital Total Return Bond VIF
Assets:
Investments at fair value (a)	$16,812,228	$30,264,013	$12,541,385
Cash	10	6	13
Interest and dividends receivable	20,079	22,389	104,827
Receivable for investments sold	—	—	12,691
Receivable for capital shares issued	—	—	69,704
Prepaid expenses	9,367	15,718	7,721

Total Assets	16,841,684	30,302,126	12,736,341

Liabilities:
Payable for investments purchased	—	—	56,456
Payable for capital shares redeemed	86,831	173,767	—
Accrued expenses and other payables:
Investment advisory fees	9,724	18,437	5,175
Administration fees	1,295	2,291	965
Accounting out-of-pocket fees	895	394	7,001
Audit fees	9,292	16,474	7,595
Trustee fees	58	85	48
Other fees	7,673	15,283	6,390

Total Liabilities	115,768	226,731	83,630

Net Assets	$16,725,916	$30,075,395	$12,652,711

Net Assets Consist of:
Capital	$31,052,048	$14,005,314	$12,070,756
Undistributed net investment income	757	34,157	320,376
Accumulated realized gain (loss)	(16,450,040)	4,810,875	(121,925)
Net unrealized appreciation (depreciation)	2,123,151	11,225,049	383,504

Net Assets	$16,725,916	$30,075,395	$12,652,711

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)	1,540,863	1,408,144	1,262,720

Net Asset Value — offering and redemption price per share	$10.85	$21.36	$10.02

(a) Investments at cost	$14,689,077	$19,038,964	$12,157,881

See accompanying Notes to the Financial Statements.

Sterling Capital Variable Insurance Funds

Statements of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

	Sterling Capital Equity Income VIF	Sterling Capital Special Opportunities VIF	Sterling Capital Total Return Bond VIF
Investment Income:
Interest income	$ —	$ —	$242,850
Dividend income	273,258	183,582	8,171
Foreign taxes withheld	(4,084)	(1,620)	—

Total investment income	269,174	181,962	251,021

Expenses:
Investment advisory fees (See Note 4)	57,595	115,103	31,977
Administration fees (See Note 4)	7,662	13,687	5,956
Accounting out-of-pocket fees	4,005	4,094	18,593
Audit fees	8,804	15,672	7,090
Custodian fees	651	959	573
Fund accounting fees (See Note 4)	617	1,102	480
Insurance fees	11,010	18,475	8,675
Interest expense (See Note 5)	4	5	—
Legal fees	3,727	6,654	2,993
Printing fees	5,358	9,587	4,192
Transfer agent fees (See Note 4)	2,477	4,386	1,978
Trustee fees	891	1,584	705
Other fees	1,373	2,143	1,165

Total expenses before waivers	104,174	193,451	84,377
Less expenses waived by the Investment Advisor (See Note 4)	(6,506)	(974)	(5,140)

Net expenses	97,668	192,477	79,237

Net investment income (loss)	171,506	(10,515)	171,784

Realized and Unrealized Gain:
Net realized gain from investments	391,398	1,167,931	28,441
Change in unrealized appreciation/depreciation on investments	168,982	2,568,179	329,704

Total realized and unrealized gain	560,380	3,736,110	358,145

Change in net assets from operations	$731,886	$3,725,595	$529,929

See accompanying Notes to the Financial Statements.

Sterling Capital Variable Insurance Funds

Statements of Changes in Net Assets

	Sterling Capital Equity Income VIF

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
From Investment Activities:
Operations:
Net investment income (loss)	$171,506	$233,488
Net realized gain	391,398	4,139,865
Change in unrealized appreciation/depreciation	168,982	(1,515,250)

Change in net assets from operations	731,886	2,858,103

Distributions to Shareholders From:
Net investment income	(199,095)	(219,509)
Net realized gains	—	—

Change in net assets from shareholder distributions	(199,095)	(219,509)

Capital Transactions:
Proceeds from shares issued	134,918	753,357
Distributions reinvested	199,095	219,509
Value of shares redeemed	(1,467,235)	(4,090,194)

Change in net assets from capital transactions	(1,133,222)	(3,117,328)

Change in net assets	(600,431)	(478,734)
Net Assets:
Beginning of period	17,326,347	17,805,081

End of period	$16,725,916	$17,326,347

Undistributed net investment income	$757	$28,346

Share Transactions:
Issued	13,143	77,495
Reinvested	18,928	22,165
Redeemed	(140,931)	(416,988)

Change in Shares	(108,860)	(317,328)

See accompanying Notes to the Financial Statements.

Sterling Capital Special Opportunities VIF		Sterling Capital Total Return Bond VIF

For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013

$(10,515)	$35,486	$171,784	$391,655
1,167,931	3,698,673	28,441	5,981
2,568,179	3,390,674	329,704	(658,923)

3,725,595	7,124,833	529,929	(261,287)

—	(22,471)	(207,541)	(486,121)
—	(3,350,231)	—	(487,195)

—	(3,372,702)	(207,541)	(973,316)

196,798	385,700	127,106	959,746
—	3,372,702	207,544	973,316
(3,500,886)	(8,785,357)	(1,372,093)	(4,779,311)

(3,304,088)	(5,026,955)	(1,037,443)	(2,846,249)

421,507	(1,274,824)	(715,055)	(4,080,852)

29,653,888	30,928,712	13,367,766	17,448,618

$30,075,395	$29,653,888	$12,652,711	$13,367,766

$34,157	$44,672	$320,376	$356,133

10,051	21,133	12,736	94,381
—	190,119	20,851	97,842
(176,191)	(479,938)	(138,491)	(467,223)

(166,140)	(268,686)	(104,904)	(275,000)

Sterling Capital Variable Insurance Funds

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investments income	Net realized gains on investments	Total Distributions
Sterling Capital Equity Income VIF
Six Months Ended June 30, 2014 (Unaudited)	$10.50	0.11	0.37	0.48	(0.13)	—	(0.13)
Year Ended December 31, 2013	$ 9.05	0.13	1.44	1.57	(0.12)	—	(0.12)
Year Ended December 31, 2012	$ 7.98	0.09	1.07	1.16	(0.09)	—	(0.09)
Year Ended December 31, 2011	$ 8.41	0.09	(0.43)	(0.34)	(0.09)	—	(0.09)
Year Ended December 31, 2010	$ 7.61	0.09	0.81	0.90	(0.10)	—	(0.10)
Year Ended December 31, 2009	$ 6.49	0.07	1.12	1.19	(0.07)	—	(0.07)
Sterling Capital Special Opportunities VIF
Six Months Ended June 30, 2014 (Unaudited)	$18.84	(0.01)	2.53	2.52	—	—	—
Year Ended December 31, 2013	$16.78	0.02	4.33	4.35	(0.01)	(2.28)	(2.29)
Year Ended December 31, 2012	$15.36	0.06 (e)	2.13	2.19	(0.05)	(0.72)	(0.77)
Year Ended December 31, 2011	$16.60	(0.01)	(0.61)	(0.62)	—	(0.62)	(0.62)
Year Ended December 31, 2010	$14.29	(0.04)	2.36	2.32	(0.01)	—	(0.01)
Year Ended December 31, 2009	$10.27	(0.03)	4.47	4.44	—	(0.42)	(0.42)
Sterling Capital Total Return Bond VIF
Six Months Ended June 30, 2014 (Unaudited)	$ 9.77	0.13	0.28	0.41	(0.16)	—	(0.16)
Year Ended December 31, 2013	$10.62	0.26	(0.43)	(0.17)	(0.33)	(0.35)	(0.68)
Year Ended December 31, 2012	$10.61	0.26	0.38	0.64	(0.31)	(0.32)	(0.63)
Year Ended December 31, 2011	$10.73	0.36	0.28	0.64	(0.39)	(0.37)	(0.76)
Year Ended December 31, 2010	$10.37	0.40	0.39	0.79	(0.41)	(0.02)	(0.43)
Year Ended December 31, 2009	$ 9.94	0.41	0.42	0.83	(0.40)	—	(0.40)

*	During the periods certain fees were voluntarily waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)

Total return ratios assume reinvestment of distributions at net asset value. Total return ratios do not reflect charges pursuant to the terms of the insurance contracts funded by separate accounts that invest in the Fund’s shares.

(d)	Annualized for periods less than one year.
(e)

For the year ended December 31, 2012, net investment income per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.25% per share.

See accompanying Notes to the Financial Statements.

		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return(b)(c)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)		Ratio of expenses to average net assets*(d)	Portfolio turnover rate(b)

$10.85	4.58%	$16,726	1.19%	2.08%		1.27%	8.02%
$10.50	17.48%	$17,326	1.16%	1.32%		1.27%	113.45%
$ 9.05	14.53%	$17,805	1.06%	1.04%		1.22%	64.31%
$ 7.98	(4.04)%	$21,284	0.97%	1.11%		1.21%	69.66%
$ 8.41	11.93%	$28,318	0.94%	1.22%		1.21%	63.34%
$ 7.61	18.50%	$32,124	1.00%	1.01%		1.24%	137.52%

$21.36	13.38%	$30,075	1.31%	(0.07)%		1.32%	12.30%
$18.84	26.81%	$29,654	1.34%	0.12%		1.35%	36.33%
$16.78	14.33%	$30,929	1.28%	0.34	%(e)	1.28%	18.13%
$15.36	(3.53)%	$35,567	1.25%	(0.05)%		1.25%	26.68%
$16.60	16.24%	$43,344	1.24%	(0.28)%		1.27%	39.24%
$14.29	43.53%	$40,162	1.26%	(0.28)%		1.29%	32.57%

$10.02	4.22%	$12,653	1.24%	2.69%		1.32%	26.15%
$ 9.77	(1.56)%	$13,368	1.23%	2.57%		1.29%	114.13%
$10.62	6.10%	$17,449	1.16%	2.39%		1.20%	144.71%
$10.61	6.10%	$19,478	1.07%	3.32%		1.17%	131.16%
$10.73	7.73%	$21,397	1.07%	3.70%		1.20%	140.32%
$10.37	8.57%	$22,062	0.94%	4.09%		1.24%	109.12%

Sterling Capital Variable Insurance Funds

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.	Organization:

Sterling Capital Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of Sterling Capital Equity Income VIF, Sterling Capital Special Opportunities VIF, and Sterling Capital Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. All Funds are “diversified” funds.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

— Level 1 – quoted prices in active markets for identical securities

— Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

— Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2014 there were no significant changes to the valuation policies and procedures.

Sterling Capital Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

The summary of inputs used to determine the fair value of each Fund’s investments as of June 30, 2014 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Equity Income VIF	$16,812,228	(a)	$—	$—	$16,812,228
Sterling Capital Special Opportunities VIF	30,264,013	(a)	—	—	30,264,013
Sterling Capital Total Return Bond VIF	250,372	(b)	12,291,013(a)	—	12,541,385

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents money market funds and/or certain preferred stocks.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Levels during the period ended June 30, 2014.

Distributions to Shareholders — Dividends from net investment income are declared and paid quarterly for the Funds, with the exception of Sterling Capital Total Return Bond VIF, in which case dividends from net investment income are declared daily and paid monthly. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Expenses which are attributable to both the Funds and Sterling Capital Funds are allocated across the Funds and Sterling Capital Funds, based upon relative net assets or on another reasonable basis.

Mortgage Dollar Rolls — Sterling Capital Total Return Bond VIF may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Security Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Sterling Capital Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. Government Securities and securities maturing less than one year from acquisition) for the period ended June 30, 2014 were as follows:

	Purchases	Sales
Sterling Capital Equity Income VIF	$1,285,392	$3,267,930
Sterling Capital Special Opportunities VIF	3,533,937	5,717,308
Sterling Capital Total Return Bond VIF	2,220,243	2,652,694

Purchases and sales of U.S. Government Securities (excluding securities maturing less than one year from acquisition) for the period ended June 30, 2014 for Sterling Capital Total Return Bond VIF were $1,107,792 and $1,370,649, respectively.

4.	Related Party Transactions:

Under the terms of the investment advisory agreement, Sterling Capital Management LLC (“Sterling Capital” or the “Advisor”) is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital waived investment advisory fees and reimbursed certain expenses for the Funds referenced below which are not subject to recoupment and are included on the Statements of Operations as “Less expenses waived by the Investment Advisor.” Information regarding these transactions for the period ended June 30, 2014 is as follows:

	Contractual Fee Rate	Fee Rate after Voluntary Waivers
Sterling Capital Equity Income VIF	0.70%[1,2]	0.70%[1,2]
Sterling Capital Special Opportunities VIF	0.75%[2,3]	0.75%[2,3]
Sterling Capital Total Return Bond VIF	0.50%[2,4]	0.50%[2,4]

[1]	The contractual fee rate was 0.70% and the fee rate after voluntary waivers was 0.58% prior to May 1, 2014.
[2]

For a portion of the period ended June 30, 2014, Sterling Capital voluntarily reimbursed certain expenses of the Funds. Voluntary reimbursements of expenses are not subject to recoupment in subsequent fiscal periods, and may be discontinued at any time.

[3]	The contractual fee rate was 0.80% and the fee rate after voluntary waivers was 0.79% prior to May 1, 2014.
[4]	The contractual fee rate was 0.50% and the fee rate after voluntary waivers was 0.38% prior to May 1, 2014.

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. The Funds pay their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds and the Sterling Capital Funds, excluding the assets of Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund, and Sterling Capital Strategic Allocation Growth Fund, at a rate of 0.1075% on the first $3.5 billion of average net assets, 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” Pursuant to a sub-administration agreement with Sterling Capital, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon” or the “Sub-Administrator”), serves as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, BNY Mellon is entitled to a fee payable by Sterling Capital.

BNY Mellon serves as the Funds’ fund accountant and transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees” and “Transfer agent fees.”

The Trust has adopted a Variable Contract Owner Servicing Plan (the “service plan”) under which the Funds may pay a fee computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Funds. A servicing agent may periodically waive all or a portion of its servicing fees. For the period ended June 30, 2014 the Funds did not participate in any service plan.

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $44,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $1,500 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. The Trustee who is an interested person, as defined in the 1940 Act, of the Trust, but not affiliated with Sterling Capital is compensated at the annual rate of $44,000 plus $4,000 for each regularly scheduled quarterly meeting attended, $3,200 for each special meeting attended in person and $1,200 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses.

Sterling Capital Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

Committee meeting fees are only paid when such Committee meetings are not held in conjunction with a regular board meeting. Additionally, the Chairman of the Board and the Audit Committee Chairman each receive an annual retainer of $15,000, and the Chairman of the Nominations Committee receives additional compensation at the rate of $1,000 for each meeting over which he or she presides as Chairman. The fees are allocated across the Trust and the Sterling Capital Funds based upon relative net assets. At a meeting held on February 19-20, 2014, the Board approved several changes in Trustee compensation. These changes became effective on April 1, 2014. Pursuant to these changes, (i) each Trustee who is not an interested person of the Trust will be compensated at an annual rate of $70,000, (ii) the Chairman of the Board will receive an annual retainer of $20,000, and (iii) the Chairman of the Nominating Committee will receive an annual retainer of $6,000 in lieu of a fee for each meeting over which he or she presides as Chairman. Other than as noted above, Trustee compensation remains the same.

5.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to each Fund, pursuant to a credit agreement (each, an “Agreement”) with respect to each Fund. The primary purpose of the Agreements is to allow the Funds to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Under the Agreements, Sterling Capital Equity Income VIF, Sterling Capital Special Opportunities VIF and Sterling Capital Total Return Bond VIF have a commitment amount of $1,700,000, $2,600,000, and $1,200,000, respectively. Outstanding principal amounts under the Agreements bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never at a rate of less than one percent (1%) per annum. The Agreements expire on March 31, 2015. During the period ended June 30, 2014 each of the following Funds utilized its line of credit:

	Average Interest Rate	Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed
Sterling Capital Equity Income VIF	1.25%	$17,167	6	$4	$24,000
Sterling Capital Special Opportunities VIF	1.25%	44,000	3	5	93,000

6.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current year and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At December 31, 2013, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Sterling Capital Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2014 (Unaudited)

	Amount With No Expiration*
	Short-term Losses	Amount	Expires
Sterling Capital Equity Income VIF	$ —	$13,577,535	2016
Sterling Capital Equity Income VIF	—	3,263,903	2017
Sterling Capital Total Return Bond VIF	81,380	—	—

*	Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2013, were as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Distributions Paid*
Sterling Capital Equity Income VIF	$219,509	$—	$ 219,509
Sterling Capital Special Opportunities VIF	22,471	3,350,231	3,372,702
Sterling Capital Total Return Bond VIF	730,543	242,773	973,316

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

At June 30, 2014, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
Sterling Capital Equity Income VIF	$14,689,077	$ 2,303,983	$(180,832)	$ 2,123,151
Sterling Capital Special Opportunities VIF	19,038,964	11,302,487	(77,438)	11,225,049
Sterling Capital Total Return Bond VIF	12,157,881	458,402	(74,898)	383,504

7.	Subsequent Events:

Management has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued, and has noted no events that require recognition or disclosure in the financial statements.

Serling Capital Variable Insurance Funds

June 30, 2014

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is filed with the Commission within 60 days of the end of the quarter to which it relates, and is available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Variable Insurance Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	8/22/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	8/22/14

By (Signature and Title)	/s/ Kenneth R. Cotner
Kenneth R. Cotner, Treasurer
(principal financial officer)

Date	8/22/14